Condensed financial information of the Company - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 426,399,881	$ 926,809,581	$ 662,606,063
Short-term investments	85,211,338	6,111,129
Other receivables	298,190,097	335,840,652
Due from subsidiaries	2,854,538	2,789,265
Total current assets	4,785,819,348	5,600,910,134
TOTAL ASSETS	6,446,279,290	7,669,323,576	7,421,664,433
Current liabilities
PRC other tax payable	18,620,109	32,595,593
Other payables and accrued liabilities	555,176,693	595,476,441
Current portion of long-term bank loans and other debt	1,466,820,657	1,393,587,995
Payroll and welfare payables	15,391,685	18,102,179
Total current liabilities	4,777,783,176	4,536,333,378
Other long-term debt	275,100,201	1,013,015,628
Total liabilities	6,033,050,053	6,643,420,414
Shareholders' equity
Common shares, $0.0001 par value Authorized500,000,000 shares, issued and outstanding- 107,757,721 shares for 2021 (2020: 106,932,017 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	544,386,509	552,215,071
Retained earnings/(accumulated deficits)	(387,664,005)	34,500,890
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	254,098,511	665,471,960
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,446,279,290	$ 7,669,323,576
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued		106,932,017
Common stock, shares outstanding		106,932,017
Parent Company [Member]
Current assets
Cash and cash equivalents	$ 160,209	$ 2,463,042	$ 28,591,381	$ 93,606,791
Short-term investments	70,875,668	0
Other receivables	21,248	189,494
Due from subsidiaries	49,101,879	230,448,376
Total current assets	120,159,004	233,100,912
Investments in subsidiaries	1,163,420,854	1,447,605,286
TOTAL ASSETS	1,283,579,858	1,680,706,198
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	35,216,403	31,210,541
Current portion of long-term bank loans and other debt	726,734,558	606,490,929
Due to subsidiaries	266,089,765	0
Payroll and welfare payables	525,043	2,622,544
Total current liabilities	1,029,481,347	641,239,592
Other long-term debt	0	373,994,646
Total liabilities	1,029,481,347	1,015,234,238
Shareholders' equity
Common shares, $0.0001 par value Authorized500,000,000 shares, issued and outstanding- 107,757,721 shares for 2021 (2020: 106,932,017 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	544,386,509	552,215,071
Retained earnings/(accumulated deficits)	(174,242,836)	229,302,051
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	254,098,511	665,471,960
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,283,579,858	$ 1,680,706,198
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	107,757,721	106,932,017
Common stock, shares outstanding	107,757,721	106,932,017